SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total operating revenues	$ 77,361	$ 84,201	$ 147,271	$ 158,415
Vessel operating expenses	(14,913)	(16,646)	(31,723)	(33,006)
Voyage and commission expenses	(1,621)	(2,042)	(3,479)	(4,929)
Administrative expenses	(3,251)	(3,944)	(7,117)	(7,196)
Amount invoiced under sales-type lease	0		0
Adjusted EBITDA	57,576	61,569	104,952	113,284
Total assets	2,160,064	2,260,831	2,160,064	2,260,831	$ 2,240,817
Operating Segments
Segment Reporting Information [Line Items]
Total operating revenues	103,379	84,201	199,307	158,415
Vessel operating expenses	(21,076)	(16,646)	(43,839)	(33,006)
Voyage and commission expenses	(1,671)	(2,042)	(3,709)	(4,929)
Administrative expenses	(3,449)	(3,944)	(7,623)	(7,196)
Amount invoiced under sales-type lease	2,300		2,300
Adjusted EBITDA	79,483	61,569	146,436	113,284
Total assets	2,160,064	2,260,831	2,160,064	2,260,831
Operating Segments | FSRU
Segment Reporting Information [Line Items]
Total operating revenues	64,824	72,987	118,229	135,534
Vessel operating expenses	(10,070)	(11,358)	(21,863)	(22,438)
Voyage and commission expenses	(1,109)	(1,234)	(2,233)	(2,751)
Administrative expenses	(1,947)	(2,668)	(4,324)	(4,669)
Amount invoiced under sales-type lease	2,300		2,300
Adjusted EBITDA	53,998	57,727	92,109	105,676
Total assets	1,103,883	1,124,858	1,103,883	1,124,858
Operating Segments | LNG Carrier
Segment Reporting Information [Line Items]
Total operating revenues	12,537	11,214	29,042	22,881
Vessel operating expenses	(4,843)	(5,288)	(9,860)	(10,568)
Voyage and commission expenses	(512)	(808)	(1,246)	(2,178)
Administrative expenses	(1,304)	(1,276)	(2,793)	(2,527)
Amount invoiced under sales-type lease	0		0
Adjusted EBITDA	5,878	3,842	15,143	7,608
Total assets	523,056	535,393	523,056	535,393
Operating Segments | FLNG
Segment Reporting Information [Line Items]
Total operating revenues	26,018	0	52,036	0
Vessel operating expenses	(6,163)	0	(12,116)	0
Voyage and commission expenses	(50)	0	(230)	0
Administrative expenses	(198)	0	(506)	0
Amount invoiced under sales-type lease	0		0
Adjusted EBITDA	19,607	0	39,184	0
Total assets	200,861	0	200,861	0
Unallocated
Segment Reporting Information [Line Items]
Total operating revenues	0	0	0	0
Vessel operating expenses	0	0	0	0
Voyage and commission expenses	0	0	0	0
Administrative expenses	0	0	0	0
Amount invoiced under sales-type lease	0		0
Adjusted EBITDA	0	0	0	0
Total assets	332,264	600,580	332,264	600,580
Eliminations
Segment Reporting Information [Line Items]
Total operating revenues	(26,018)	0	(52,036)	0
Vessel operating expenses	6,163	0	12,116	0
Voyage and commission expenses	50	0	230	0
Administrative expenses	198	0	506	0
Amount invoiced under sales-type lease	(2,300)		(2,300)
Adjusted EBITDA	(21,907)	0	(41,484)	0
Total assets	$ 0	$ 0	$ 0	$ 0